Property, Plant and Equipment, Net - Schedule of Additions to Property, Plant and Equipment for Cash Flow Presentation Purpose (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Additions to Property, Plant and Equipment for Cash Flow Presentation Purpose [Abstract]
Additions	$ 214,859	$ 385,988	$ 443,450
Additions to trade payables for deferred purchases of property, plant and equipment	(302,960)	(427,568)	(546,817)
Payments for deferred purchases of property, plant and equipment	372,770	474,297	484,182
Acquisition of property, plant and equipment in cash	$ 284,669	$ 432,717	$ 380,815